Preferred H Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 01, 2021	Mar. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Preferred Shares, Shares Issued		96,000
Deposit for mining equipment		$ 107,850	$ 102,238
Series H Preferred Stock
Class of Stock [Line Items]
Convertible Preferred Stock, Terms of Conversion	The Series H Preferred Shares are convertible provided (and only if and to the extent) that prior shareholder approval of the issuance of all Sphere 3D common shares issuable upon conversion of the Series H Preferred Shares has been obtained in accordance with the rules of the Nasdaq Stock Market, at any time from time to time, at the option of the holder thereof, into 1,000 Sphere 3D common shares for every Series H Preferred Share. Each holder of the Series H Preferred Shares, may, subject to prior shareholder approval, convert all or any part of the Series H Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 9.99% of the total number of outstanding common shares of the Company.
Preferred Stock, Redemption Price Per Share	$ 1,000
Preferred Shares, Shares Issued	96,000
Deposit for mining equipment	$ 85,000
Preferred Stock, Value, Issued	$ 42,400